Pension Benefits	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Pension Benefits	Pension Benefits
Former Six Flags froze its pension plan effective March 31, 2006, and effective February 16, 2009, the remaining participants in the pension plan no longer earned future benefits. The following summarizes pension costs during the three and six months ended June 30, 2024, and July 2, 2023, respectively:

	Three Months Ended		Six Months Ended
(Amounts in thousands)	June 30, 2024	July 2, 2023	June 30, 2024	July 2, 2023
Service cost	$—	$—	$—	$—
Interest cost	1,886	1,954	3,763	3,908
Expected return on plan assets	(2,408)	(2,402)	(4,817)	(4,804)
Amortization of net actuarial loss	228	234	443	468
Administrative fees	225	650	450	1,300
Total net periodic expense (benefit)	$(69)	$436	$(161)	$872
The components of net periodic pension (benefit) expense were included in "Other (income) expense, net" in the condensed consolidated statements of operations.
Weighted-Average Assumptions Used To Determine Net Cost

	Three Months Ended		Six Months Ended
	June 30, 2024	July 2, 2023	June 30, 2024	July 2, 2023
Discount rate	4.75%	4.95%	4.75%	4.95%
Rate of compensation increase	N/A	N/A	N/A	N/A
Expected return on plan assets	5.75%	5.75%	5.75%	5.75%
Employer Contributions
Former Six Flags did not make any pension contributions during the three month or six month periods ended June 30, 2024 and July 2, 2023.